Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Deferred tax liabilities before offsetting	€ 8,461	€ 9,315
Deferred tax assets available for offset	(3,759)	(4,221)
Deferred tax liabilities	4,702	5,094
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,241	8,790
Deferred tax liabilities available for offset	(3,759)	(4,221)
Deferred tax assets	€ 4,482	€ 4,569